BlackRock Funds III

BlackRock Diversified Fixed Income Fund

(the “Fund”)

Supplement dated February 1, 2023 to

the Statement of Additional Information of the Fund,

dated January 11, 2023

Effective immediately, the Fund’s Statement of Additional Information is amended as follows:

The chart listing investments and investment strategies in the section entitled “I: Investment Objectives and Policies” is amended to reflect that the Fund may invest in stripped securities, as follows:

BlackRock Diversified Fixed Income Fund
Stripped Securities	X

Shareholders should retain this Supplement for future reference.

SAI-DFI-0223SUP